Income Taxes (Non-U.S. Subsidiaries' Undistributed Earnings) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Undistributed Earnings of Foreign Subsidiaries	$ 0.3